Investment Strategy	Aug. 29, 2025
JNL Multi-Manager International Small Cap Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective August 28, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager International Small Cap Fund, please delete the seventh paragraph in the entirety and replace with the following:

Two unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager International Small Cap Fund, please delete the “Baillie Gifford Strategy” in the entirety.

JNL MULTI-MANAGER MID CAP FUND
Prospectus [Line Items]
Strategy Narrative [Text Block]

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the “Nuance Strategy” in the entirety.

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the third paragraph in the entirety and replace with the following:

Four unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

JNL Multi-Manager Small Cap Growth Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the “Victory RS Investments Strategy” in the entirety.

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the third paragraph in the entirety and replace with the following:

Six unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the “GIM Strategy” in the entirety and replace with the following:

GIM Strategy

Granahan Investment Management, LLC (“GIM”) constructs the GIM Strategy by blending Small Cap Focused Growth strategy and their Small Cap Select Strategy.

GIM’s Small Cap Focused Growth strategy is grounded in the belief that superior long term returns are best achieved by focusing on smaller companies that are poised to grow at 15% or more, and using a strict methodology to own the stocks of these sustainable growth companies when risk/reward is attractive.

Within this philosophy, GIM’s Small Cap Focused Growth strategy seeks to own companies with large open-ended opportunities, a favorable competitive landscape and products or services providing a significant value proposition to the customer.

The Small Cap Select strategy takes a diversified approach to growth by seeking companies that can either sustain growth for an extended time, or materially accelerate their growth rate over the near to medium term. The strategy believes that this approach expands the investment opportunity set and mitigates risk.

JNL Multi-Manager U.S. Select Equity Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

Effective August 29, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager U.S. Select Equity Fund, please delete the sixth paragraph in the entirety and replace with the following:

Three unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Effective August 29, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager U.S. Select Equity Fund, after “GQG Strategy” please add the following:

River Road Strategy

River Road Asset Management, LLC (“River Road”) constructs the River Road Strategy by investing primarily in equity securities of large-capitalization U.S. companies that River Road believes are undervalued. River Road generally considers a company to be a U.S. company if it has been organized under the laws of, has its principal offices in, or has its securities principally traded in the U.S. The River Road Strategy’s equity investments may include common stock, foreign securities (directly and through depositary receipts, including ADRs, EDRs, and GDRs), and real estate investment trusts (“REITs”).

The River Road Strategy may also invest in common stock of companies of other market capitalizations (measured at the time of acquisition), and publicly traded partnerships, including, but not limited to, master limited partnerships.